Marketable Securities Disclosure: Schedule of Marketable Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Details
Marketable securities	$ 22,351	$ 14,051
Unrealized gain (loss) on marketable securities	$ (89,499)